Share-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		11 Months Ended	12 Months Ended
	Feb. 25, 2019	Dec. 31, 2018	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 28, 2018
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	1,232,379
Restricted Stock Units | Director and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		565,000
Time-vesting RSU | Chairman and chief executive officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of RSU granted		50.00%
Performance-based RSU | Chairman and chief executive officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of RSU granted		50.00%
2018 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							7,500,000
2018 Stock Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			0
2018 Stock Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			565,000
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modification of unvested awards from equity to liability					$ 553
Predecessor | 2011 Stock Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised (in shares)				0	0	0
Predecessor | 2011 Stock Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted to liability awards (in shares)					300,000
Modification of unvested awards from equity to liability					$ 600